Financial Instruments - Additional Information (Details)	3 Months Ended					9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Oct. 30, 2025 EUR (€)	Oct. 30, 2025 USD ($)	Oct. 20, 2025 EUR (€)	Oct. 20, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 180,700,000					€ 180,700,000							€ 222,200,000
Net gain on refinancing	0		€ 0	€ 10,300,000	€ 4,100,000	0	€ 14,400,000
Gains (Losses) on Restructuring of previous debt						24.4
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	89,100,000					89,100,000							€ 94,100,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	553,200,000					553,200,000		€ 880		€ 553.2
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	584,700,000					€ 584,700,000			$ 620		$ 679	$ 686,100,000
Repayments of non-current borrowings	€ 5,900,000	$ 6,900,000
Interest rate	2.50%					2.50%		250.00%	250.00%			2.50%
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 175					€ 175